Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment at beginning of year	$ 301.0
Depreciation	99.4	$ 73.1	$ 31.3
Property, plant and equipment at end of year	362.1	301.0
Total
Property, plant and equipment
Property, plant and equipment at beginning of year	133.0
Property, plant and equipment at end of year	181.7	133.0
Total | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of year	16.1
Property, plant and equipment at end of year	22.8	16.1
Total | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	50.0
Property, plant and equipment at end of year	63.0	50.0
Total | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of year	55.7
Property, plant and equipment at end of year	81.3	55.7
Total | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of year	11.2
Property, plant and equipment at end of year	14.6	11.2
Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	168.0
Property, plant and equipment at end of year	180.4	168.0
Cost/Gross amount
Property, plant and equipment
Property, plant and equipment at beginning of year	479.0	374.5
Additions	89.7	126.2
Additions from Acquisition	76.6
Dispositions, retirements and other	(35.0)	(17.6)
Foreign currency translation adjustments	16.0	(4.1)
Property, plant and equipment at end of year	626.3	479.0	374.5
Cost/Gross amount | Total
Property, plant and equipment
Property, plant and equipment at beginning of year	276.5	236.1
Additions	62.2	58.0
Additions from Acquisition	41.5
Dispositions, retirements and other	(24.7)	(15.3)
Foreign currency translation adjustments	6.8	(2.3)
Property, plant and equipment at end of year	362.3	276.5	236.1
Cost/Gross amount | Total | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of year	32.3	37.2
Additions	1.3	0.9
Additions from Acquisition	6.3
Dispositions, retirements and other	(0.4)	(15.8)
Assets under construction put into service	6.2	10.4
Foreign currency translation adjustments	0.3	(0.4)
Property, plant and equipment at end of year	46.0	32.3	37.2
Cost/Gross amount | Total | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	77.8	69.0
Additions	4.6	1.8
Additions from Acquisition	9.4
Dispositions, retirements and other	(7.7)	(12.7)
Assets under construction put into service	8.9	19.9
Foreign currency translation adjustments	2.1	(0.2)
Property, plant and equipment at end of year	95.1	77.8	69.0
Cost/Gross amount | Total | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of year	155.2	106.9
Additions	20.1	8.2
Additions from Acquisition	23.9
Dispositions, retirements and other	(13.6)	17.8
Assets under construction put into service	16.8	23.1
Foreign currency translation adjustments	4.2	(0.8)
Property, plant and equipment at end of year	206.6	155.2	106.9
Cost/Gross amount | Total | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of year	11.2	23.0
Additions	36.2	47.1
Additions from Acquisition	1.9
Dispositions, retirements and other	(3.0)	(4.6)
Assets under construction put into service	(31.9)	(53.4)
Foreign currency translation adjustments	0.2	(0.9)
Property, plant and equipment at end of year	14.6	11.2	23.0
Cost/Gross amount | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	202.5	138.4
Additions	27.5	68.2
Additions from Acquisition	35.1
Dispositions, retirements and other	(10.3)	(2.3)
Foreign currency translation adjustments	9.2	(1.8)
Property, plant and equipment at end of year	264.0	202.5	138.4
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment at beginning of year	(178.0)	(120.9)
Depreciation	99.4	73.1
Dispositions, retirements and other	(16.7)	(15.9)
Foreign currency translation adjustments	3.5	(0.1)
Property, plant and equipment at end of year	(264.2)	(178.0)	(120.9)
Accumulated depreciation | Total
Property, plant and equipment
Property, plant and equipment at beginning of year	(143.5)	(120.9)
Depreciation	51.7	38.2
Dispositions, retirements and other	(16.6)	(15.6)
Foreign currency translation adjustments	2.0
Property, plant and equipment at end of year	(180.6)	(143.5)	(120.9)
Accumulated depreciation | Total | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of year	(16.2)	(18.9)
Depreciation	7.2	6.2
Dispositions, retirements and other	(0.2)	(9.2)
Foreign currency translation adjustments		0.3
Property, plant and equipment at end of year	(23.2)	(16.2)	(18.9)
Accumulated depreciation | Total | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	(27.8)	(31.4)
Depreciation	12.0	10.0
Dispositions, retirements and other	(8.1)	(13.5)
Foreign currency translation adjustments	0.4	(0.1)
Property, plant and equipment at end of year	(32.1)	(27.8)	(31.4)
Accumulated depreciation | Total | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of year	(99.5)	(70.6)
Depreciation	32.5	22.0
Dispositions, retirements and other	(8.3)	7.1
Foreign currency translation adjustments	1.6	(0.2)
Property, plant and equipment at end of year	(125.3)	(99.5)	$ (70.6)
Accumulated depreciation | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of year	(34.5)
Depreciation	47.7	34.9
Dispositions, retirements and other	(0.1)	(0.3)
Foreign currency translation adjustments	1.5	(0.1)
Property, plant and equipment at end of year	$ (83.6)	$ (34.5)